Biological Assets - Schedule of Biological Assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Biological Assets [Line Items]
Biological assets	R$ 297,785	R$ 237,265
Current	265,440	210,335
Noncurrent	32,345	26,930
Food cattle [Member]
Schedule of Biological Assets [Line Items]
Biological assets	26,859	14,665
Production cattle [Member]
Schedule of Biological Assets [Line Items]
Biological assets	32,345	26,930
Grain plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	38,186	22,138
Cotton plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	77,933	61,896
Sugarcane plantation [Member]
Schedule of Biological Assets [Line Items]
Biological assets	R$ 122,462	R$ 111,636